Clockwise Core Equity & Innovation ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 84.2%	Shares	Value
Aerospace & Defense - 2.0%
General Electric Co.	3,430	$624,809

Agriculture - 3.0%
Philip Morris International, Inc.	7,106	945,524

Auto Manufacturers - 4.9%
General Motors Co.	10,39	580,304
Tesla, Inc. (a)	2,804	967,829
		1,548,133
Banks - 2.0%
NU Holdings Ltd. - Class A (a)	50,496	632,715

Computers - 1.9%
Apple, Inc.	2,527	599,733

Diversified Financial Services - 3.2%
Coinbase Global, Inc. - Class A (a)	2,052	607,802
Upstart Holdings, Inc. (a)	4,990	393,162
		1,000,964
Electric - 13.7%
Dominion Energy, Inc.	18,250	1,072,188
Duke Energy Corp.	9,147	1,070,656
NextEra Energy, Inc.	13,787	1,084,623
The Southern Co.	12,113	1,079,632
		4,307,099
Electronics - 2.0%
Honeywell International, Inc.	2,640	614,935

Engineering & Construction - 2.2%
Comfort Systems USA, Inc.	1,377	679,233

Healthcare - Services - 5.0%
Humana, Inc.	1,980	586,832
UnitedHealth Group, Inc.	1,580	964,116
		1,550,948
Home Furnishings - 2.0%
SharkNinja, Inc.	6,090	612,350

Internet - 11.5%
Amazon.com, Inc. (a)	4,552	946,315
Meta Platforms, Inc. - Class A	1,708	980,939
Robinhood Markets, Inc. - Class A (a)	25,285	949,199
Spotify Technology SA (a)	1,523	726,410
		3,602,863
Iron & Steel - 3.1%
United States Steel Corp.	23,800	970,326

Lodging - 3.1%
Las Vegas Sands Corp.	18,380	975,243

Retail - 6.2%
Costco Wholesale Corp.	714	693,922
Home Depot, Inc.	1,450	622,238
Walmart, Inc.	6,693	619,103
		1,935,263
Semiconductors - 9.1%
ASML Holding NV	600	411,966
GlobalFoundries, Inc. (a)	14,357	620,940
Intel Corp.	37,682	906,252
NVIDIA Corp.	6,680	923,510
		2,862,668
Software - 7.1%
Gitlab, Inc. - Class A (a)	6,136	391,170
MicroStrategy, Inc. - Class A (a)	1,489	576,943
Nutanix, Inc. - Class A (a)	4,269	278,680
Palantir Technologies, Inc. - Class A (a)	14,572	977,490
		2,224,283
Telecommunications - 2.2%
Verizon Communications, Inc.	15,835	702,124
TOTAL COMMON STOCKS (Cost $23,711,302)		26,389,213

EXCHANGE TRADED FUNDS - 3.0%
ProShares UltraShort S&P 500	49,118	934,715
TOTAL EXCHANGE TRADED FUNDS (Cost $946,968)		934,715

SHORT-TERM INVESTMENTS - 9.1%
Money Market Funds - 9.1%
First American Government Obligations Fund - Class X, 4.56% (b)	2,858,785	2,858,785
TOTAL SHORT-TERM INVESTMENTS (Cost $2,858,785)		2,858,785

TOTAL INVESTMENTS - 96.3% (Cost $27,517,055)		30,182,713
Other Assets in Excess of Liabilities - 3.7%		1,163,392
TOTAL NET ASSETS - 100.0%		$31,346,105

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Exposure at November 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
•	Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2024:

Clockwise Core Equity & Innovation ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,389,213	$—	$—	$26,389,213
Exchange Traded Funds	934,715	—	—	934,715
Money Market Funds	2,858,785	—	—	2,858,785
Total Investments	$30,182,713	$—	$—	$30,182,713

Refer to the Schedule of Investments for further disaggregation of investment categories.